UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 31, 2005 - December 31, 2005

Item 1.	Report to Stockholders.

Annual Report

December 31, 2005

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

Global economies continued to expand over the past 12-months. In the United States, growth was robust and core inflation, while rising, remained contained. The unemployment rate hovered around 5.0%. Consumer spending, which accounts for about 70% of the U.S. economy, rose 3.0% to 3.5%. Corporate profits increased, but at a slower pace than they did in 2004. Most major global stock indices moved higher despite the steady increase in oil prices over the period.

Consumer wages and business spending on big items moved higher in line with gross domestic product (GDP) growth at rate of about 3.5%. Throughout the year, inflation accelerated in the United States, the eurozone, and Britain. As a result, moderate growth and inflation combined to give the U.S. Federal Reserve Board an opening to continue increasing interest rates. In March and April 2005, rising oil prices began to wear on investor confidence, which was further eroded by credit concerns at American stalwarts General Motors and Ford Motor Company. Hurricanes Katrina and Rita caused heightened inflation concerns and, we believe, will likely reduce the pace of GDP growth by about one percentage point in the coming year, but not force a recession. In our opinion, investors should expect short-term interest rates to rise into early 2006. Globally, central bankers stepped up efforts to balance the dual challenges of keeping growth at levels that would not also bring higher inflation.

Against this backdrop, the portfolio underperformed the Russell 1000 Growth in 2005. The three biggest detractors to relative performance were stock selection within the technology sector; an underweighting in the energy sector; and stock selection within the leisure sector. Conversely, the three biggest contributors to relative performance were stock selection in the health care, financial services, and retailing sectors.

Consistent with the portfolio’s investment approach, it remains overweighted in areas where we believe companies with sustainable growth whose stocks are selling at reasonable prices. Key overweights at the end of the year were in technology (network & telecom, software, electronics) and health care (pharmaceuticals, biotechnology). Top underweights were industrials (electrical equipment) and consumer staples (consumer products).

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs Chairman, Board of Managers The Paul Revere Variable Annuity Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

UnumProvident paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2005, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, [www.sec.gov].

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, [www.sec.gov].

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners to call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

H. C. Goodwin (71) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2004-2007 4 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (83) 14 Eastwood Road Shrewsbury, MA 01545	Vice Chairman, Board of Managers	2004-2007 37 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (76) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2003-2006 20 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

Donald E. Boggs* (60) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2004-2007 8 years of service	Retired, Senior Vice President UnumProvident Corporation Chattanooga, Tennessee	2	None

David G. Fussell* (58) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2003-2006 4 years of service	Senior Vice President UnumProvident Corporation, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor, underwriter and sponsoring insurance company) and other subsidiaries within the UnumProvident holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

AUDITED FINANCIAL STATEMENTS

The Paul Revere Variable Annuity Contract Accumulation Fund

Years Ended December 31, 2005 and 2004

The Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Owners of Variable Annuity Contracts of The Paul Revere

Variable Annuity Insurance Company and the Board of

Managers of The Paul Revere Variable Annuity Contract

Accumulation Fund of The Paul Revere Variable Annuity

Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 2005 and 2004, including the schedule of investments as of December 31, 2005, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2005, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 and 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 2005 and 2004, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 2005, and the financial highlights for each of the ten years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Chattanooga, Tennessee

February 21, 2006

Statements of Assets and Liabilities

	December 31
	2005 Series Q (Qualified)	2004 Series Q (Qualified)	2005 Series N (Non-Qualified)	2004 Series N (Non-Qualified)
ASSETS
Investments in securities at market value (Cost: Series Q 2005-$8,951,891; 2004-$8,741,724) (Cost: Series N 2005-$1,419,970; 2004-$1,429,760) (see Schedule of Investments)	$9,526,258	$9,660,768	$1,518,695	$1,584,823
Cash	36,804	49,793	21,005	5,153
Dividends and interest receivable	6,755	6,040	1,050	972
Receivable for investments sold	—	75,585	—	12,952

Total assets	9,569,817	9,792,186	1,540,750	1,603,900

LIABILITIES
Payable for investments purchased	17,580	13,158	5,274	—
Payable to The Paul Revere Variable Annuity Insurance Company	47,835	49,083	6,364	6,989

Total liabilities	65,415	62,241	11,638	6,989

TOTAL NET ASSETS	$9,504,402	$9,729,945	$1,529,112	$1,596,911

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$7,645,610	$7,648,001	$732,366	$760,439
Currently payable contracts	1,858,792	2,081,944	796,746	836,472

Total net assets	$9,504,402	$9,729,945	$1,529,112	$1,596,911

ACCUMULATION UNITS OUTSTANDING	767,596	796,794	127,504	135,576

NET ASSET VALUE PER ACCUMULATION UNIT	$12.382	$12.211	$11.993	$11.779

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31
	2005 Series Q (Qualified)	2004 Series Q (Qualified)	2003 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(72,553)	$(29,119)	$(66,003)
Net realized gain on investments	544,103	465,869	69,435
Net increase (decrease) in unrealized appreciation of investments	(344,677)	139,249	1,831,411

Increase in net assets from operations	126,873	575,999	1,834,843
Contract receipts:
Gross purchase payments received	—	—	6,459
Deductions from purchase payments	—	—	201

Net purchase payments received	—	—	6,258
Payments to contract owners:
Annuity payments to contract owners	245,149	243,701	250,445
Terminations and withdrawals to contract owners	107,267	90,596	85,113

Total payments to contract owners	352,416	334,297	335,558

Net contract payments to contract owners	(352,416)	(334,297)	(329,300)

Total increase (decrease) in net assets	(225,543)	241,702	1,505,543
NET ASSETS
Beginning of year	9,729,945	9,488,243	7,982,700

End of year	$9,504,402	$9,729,945	$9,488,243

	For the years ended December 31
	2005 Series N (Non-Qualified)	2004 Series N (Non-Qualified)	2003 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(17,411)	$(10,809)	$(17,684)
Net realized gain on investments	99,697	63,344	22,977
Net increase (decrease) in unrealized appreciation of investments	(56,338)	27,625	331,245

Increase in net assets from operations	25,948	80,160	336,538
Contract receipts:
Gross purchase payments received	279	—	—
Deductions from purchase payments	8	—	—

Net purchase payments received	271	—	—
Payments to contract owners:
Annuity payments to contract owners	53,459	52,283	64,419
Terminations and withdrawals to contract owners	40,559	166,112	529

Total payments to contract owners	94,018	218,395	64,948

Net contract payments to contract owners	(93,747)	(218,395)	(64,948)

Total increase (decrease) in net assets	(67,799)	(138,235)	271,590
NET ASSETS
Beginning of year	1,596,911	1,735,146	1,463,556

End of year	$1,529,112	$1,596,911	$1,735,146

See accompanying notes to financial statements.

Statements of Operations

	For the years ended December 31
	2005 Series Q (Qualified)	2004 Series Q (Qualified)	2003 Series Q (Qualified)
INVESTMENT LOSS
Income:
Dividends	$82,786	$117,251	$73,979
Interest	—	6,923	3,572

Total income	82,786	124,174	77,551

Expenses:
Mortality and expense risk fees	95,159	93,796	87,303
Investment management and advisory service fees	47,580	46,897	43,651
Professional services	12,600	12,600	12,600

Total expenses	155,339	153,293	143,554

Net investment loss	(72,553)	(29,119)	(66,003)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold	544,103	465,869	69,435
Net increase (decrease) in unrealized appreciation of investments	(344,677)	139,249	1,831,411

Net realized and unrealized gain on investments	199,426	605,118	1,900,846

Increase in net assets from operations	$126,873	$575,999	$1,834,843

	For the years ended December 31
	2005 Series N (Non-Qualified)	2004 Series N (Non-Qualified)	2003 Series N (Non-Qualified)
INVESTMENT LOSS
Income:
Dividends	$13,218	$19,649	$13,731
Interest	—	1,712	75

Total income	13,218	21,361	13,806

Expenses:
Mortality and expense risk fees	15,379	16,407	15,953
Investment management and advisory service fees	7,690	8,203	7,977
Professional services	7,560	7,560	7,560

Total expenses	30,629	32,170	31,490

Net investment loss	(17,411)	(10,809)	(17,684)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold	99,697	63,344	22,977
Net increase (decrease) in unrealized appreciation of investments	(56,338)	27,625	331,245

Net realized and unrealized gain on investments	43,359	90,969	354,222

Increase in net assets from operations	$25,948	$80,160	$336,538

See accompanying notes to financial statements.

Schedule of Investments

December 31, 2005

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks
Aerospace & Military Technology
United Technologies Corporation	2,300	$117,363	$128,593	1.35%	400	$20,398	$22,364	1.46%
Beverages
PepsiCo, Inc.	3,590	176,201	212,097	2.23%	570	28,234	33,676	2.20%
Broadcasting & Media
Getty Images, Inc. *	900	52,477	80,343	0.85%	130	7,616	11,605	0.76%
Business Services
Accenture, Ltd., Class A	2,900	64,260	83,723	0.88%	450	9,967	12,991	0.85%
Chemicals
Praxair, Inc.	1,600	77,775	84,736	0.89%	250	12,166	13,240	0.87%
Computer – Systems & Services
Adobe Systems, Inc.	5,500	193,382	203,280		900	31,941	33,264
Apple Computer, Inc. *	1,400	57,955	100,646		250	10,278	17,972
Dell, Inc. *	6,730	229,659	201,833		1,100	38,456	32,989
Electronic Arts, Inc. *	2,200	124,543	115,082		360	20,582	18,832
EMC Corporation *	19,600	246,820	266,952		3,130	39,229	42,631
Google, Inc., Class A *	590	177,356	244,767		95	30,267	39,412
Microsoft Corporation	10,080	258,575	263,592		1,670	42,848	43,671
Oracle Corporation *	21,240	263,842	259,340		3,400	42,274	41,514
SanDisk Corporation *	2,600	109,015	163,332		420	17,644	26,384
Symantec Corporation *	5,668	120,953	99,190		931	18,647	16,293
Yahoo!, Inc. *	1,800	58,573	70,524		280	8,972	10,970

		1,840,673	1,988,538	20.91%		301,138	323,932	21.17%

Conglomerate
3M Company	500	39,460	38,750		80	6,314	6,200
General Electric Company	4,500	163,411	157,725		700	25,372	24,535

		202,871	196,475	2.07%		31,686	30,735	2.01%

Consumer Goods & Services
Colgate-Palmolive Company	1,900	102,412	104,215		300	16,164	16,455
NIKE, Inc., Class B	1,600	132,403	138,864		260	21,503	22,565
Procter & Gamble Company	1,500	82,763	86,820		260	14,303	15,049

		317,578	329,899	3.47%		51,970	54,069	3.54%

Energy Services
Amerada Hess Corporation	300	41,535	38,046		50	6,922	6,341
GlobalSantaFe Corporation	1,700	59,882	81,855		300	10,577	14,445
Newfield Exploration Company *	1,100	58,249	55,077		180	9,532	9,013
Noble Corporation	700	47,234	49,378		100	6,777	7,054

		206,900	224,356	2.36%		33,808	36,853	2.41%

Financial Institutions
American Express Company	2,500	122,053	128,650		410	20,058	21,099
American International Group, Inc.	2,100	129,965	143,283		340	21,038	23,198
Merrill Lynch & Company, Inc.	830	49,670	56,216		150	8,976	10,159
Morgan Stanley	1,900	107,788	107,806		300	17,012	17,022
SLM Corporation	3,000	154,810	165,270		450	23,187	24,790

		564,286	601,225	6.33%		90,271	96,268	6.30%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2005

	Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued
Health Services
UnitedHealth Group, Inc.	2,600	$165,780	$161,564	1.70%	420	$26,780	$26,099	1.71%
Leisure & Tourism
Carnival Corporation	3,200	156,130	171,104		510	24,875	27,270
Harrah’s Entertainment, Inc.	700	46,608	49,903		100	6,658	7,129
Starwood Hotels & Resorts Worldwide, Inc.	900	57,409	57,474		150	9,573	9,579
The Walt Disney Company	2,700	71,916	64,719		400	10,674	9,588

		332,063	343,200	3.61%		51,780	53,566	3.50%

Manufacturing
Cooper Industries, Ltd. Class A	700	39,851	51,100		80	4,415	5,840
Illinois Tools Work, Inc.	700	59,684	61,593		100	8,526	8,799

		99,535	112,693	1.19%		12,941	14,639	0.96%

Medical & Health Products
Abbott Laboratories	3,700	154,156	145,891		580	24,170	22,869
Alcon, Inc.	800	103,691	103,680		130	16,806	16,848
Allergan, Inc.	700	50,061	75,572		100	7,166	10,796
Amgen, Inc. *	2,480	148,572	195,573		400	24,161	31,544
Eli Lilly & Company	3,900	248,135	220,701		580	37,056	32,822
Genzyme Corporation *	2,400	129,254	169,872		350	18,763	24,773
Gilead Sciences, Inc. *	4,600	189,359	242,098		730	28,921	38,420
Johnson & Johnson	4,510	247,339	271,051		720	39,390	43,272
Medtronic, Inc.	2,850	145,728	164,074		460	23,448	26,482
St. Jude Medical, Inc. *	2,800	112,780	140,560		500	20,194	25,100
WellPoint, Inc. *	550	33,355	43,885		100	5,790	7,979
Wyeth	7,800	319,873	359,346		1,230	50,131	56,666
Zimmer Holdings, Inc. *	800	62,736	53,952		100	7,888	6,744

		1,945,039	2,186,255	23.00%		303,884	344,315	22.52%

Semiconductors
Analog Devices, Inc.	2,770	94,352	99,360		440	14,436	15,783
Intel Corporation	12,700	312,471	316,992		2,000	49,087	49,920
Marvell Technology Group, Ltd. *	1,400	81,423	78,526		220	12,771	12,340
Texas Instruments, Inc.	1,500	36,738	48,105		200	4,898	6,414
Xilinx, Inc.	5,400	154,407	136,134		800	22,941	20,168

		679,391	679,117	7.15%		104,133	104,625	6.84%

Stores
CVS Corporation	3,000	69,141	79,260		460	10,606	12,153
Home Depot, Inc.	2,400	97,568	97,152		400	16,267	16,192
Kohl’s Corporation *	2,270	112,021	110,322		410	20,165	19,926
Lowe’s Cos., Inc.	1,300	70,142	86,658		180	9,872	11,999
Petsmart, Inc.	3,100	92,587	79,546		470	13,947	12,060
Staples, Inc.	3,350	70,222	76,079		550	11,529	12,490
Target Corporation	2,430	91,243	133,577		360	13,848	19,789
Wal-Mart Stores, Inc.	5,100	255,458	238,680		850	42,360	39,780
Williams-Sonoma, Inc. *	1,900	75,662	81,985		300	11,893	12,945

		934,044	983,259	10.35%		150,487	157,334	10.29%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2005

	Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued
Telecommunications
Amdocs, Ltd. *	3,500	$96,788	$96,250		550	$15,209	$15,125
Cisco Systems, Inc. *	22,140	537,930	379,037		3,630	78,012	62,146
Corning Inc. *	9,700	134,459	190,702		1,550	22,855	30,473
Jupiter Networks, Inc. *	3,700	86,236	82,510		600	14,027	13,380
QUALCOMM, Inc.	5,500	208,776	236,940		870	33,648	37,480

		1,064,189	985,439	10.37%		163,751	158,604	10.37%

Transportation
FedEx Corporation	1,400	111,466	144,746	1.52%	230	18,960	23,780	1.56%

Total Investments		$8,951,891	9,526,258	100.23%		$1,419,970	1,518,695	99.32%

Other Assets Less Liabilities			(21,856)	-0.23%			10,417	0.68%

Total Net Assets			$9,504,402	100.00%			$1,529,112	100.00%

*	Non – income producing security.

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios

	Years Ended December 31
	2005	2004	2003	2002	2001
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.111	$0.155	$0.093	$0.099	$0.094
Expenses	0.209	0.192	0.172	0.180	0.226

Net investment loss	(0.098)	(0.037)	(0.079)	(0.081)	(0.132)
Net realized and unrealized gains (losses) on investments	0.269	0.760	2.272	(4.481)	(4.577)

Net increase (decrease) in net asset value	0.171	0.723	2.193	(4.562)	(4.709)
Accumulation unit net asset value:
Beginning of year	12.211	11.488	9.295	13.857	18.566

End of year	$12.382	$12.211	$11.488	$9.295	$13.857

Series N (Non-Qualified)
Investment income	$0.109	$0.173	$0.087	$0.094	$0.090
Expenses	0.253	0.260	0.199	0.204	0.251

Net investment loss	(0.144)	(0.087)	(0.112)	(0.110)	(0.161)
Net realized and unrealized gains (losses) on investments	0.358	0.735	2.241	(4.563)	(5.177)

Net increase (decrease) in net asset value	0.214	0.648	2.129	(4.673)	(5.338)
Accumulation unit net asset value:
Beginning of year	11.779	11.131	9.002	13.675	19.013

End of year	$11.993	$11.779	$11.131	$9.002	$13.675

(a)	For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31
	2005	2004	2003	2002	2001
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.65%	1.65%	1.67%	1.63%	1.55%
Net investment loss to average accumulation fund balance	(0.77%)	(0.31%)	(0.77%)	(0.73%)	(0.90%)
Portfolio turnover rate	74%	94%	83%	102%	79%
Accumulation units outstanding at the end of the year (in thousands)	768	797	826	859	925
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	2.01%	1.97%	2.00%	1.91%	1.70%
Net investment loss to average accumulation fund balance	(1.14%)	(0.66%)	(1.12%)	(1.03%)	(1.09%)
Portfolio turnover rate	74%	93%	83%	104%	78%
Accumulation units outstanding at the end of the year (in thousands)	128	136	156	163	182

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios (continued)

	Years Ended December 31
	2000	1999	1998	1997	1996
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.117	$0.094	$0.116	$0.177	$0.153
Expenses	0.374	0.277	0.202	0.159	0.133

Net investment income (loss)	(0.257)	(0.183)	(0.086)	0.018	0.020
Net realized and unrealized gains (losses) on investments	(1.398)	5.280	3.836	2.723	1.551

Net increase (decrease) in net asset value	(1.655)	5.097	3.750	2.741	1.571
Accumulation unit net asset value:
Beginning of year	20.221	15.124	11.374	8.633	7.062

End of year	$18.566	$20.221	$15.124	$11.374	$8.633

Series N (Non-Qualified)
Investment income	$0.094	$0.083	$0.096	$0.135	$0.137
Expenses	0.397	0.296	0.212	0.166	0.134

Net investment income (loss)	(0.303)	(0.213)	(0.116)	(0.031)	0.003
Net realized and unrealized gains (losses) on investments	(1.498)	5.894	3.891	2.660	1.459

Net increase (decrease) in net asset value	(1.801)	5.681	3.775	2.629	1.462
Accumulation unit net asset value:
Beginning of year	20.814	15.133	11.358	8.729	7.267

End of year	$19.013	$20.814	$15.133	$11.358	$8.729

(a)	For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unitnet asset values for the year and do not include any sales loads.

	Years Ended December 31
	2000	1999	1998	1997	1996
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.57%	1.56%	1.57%	1.59%	1.57%
Net investment income (loss) to average accumulation fund balance	(1.08%)	(1.03%)	(0.67%)	0.18%	0.24%
Portfolio turnover rate	102%	98%	143%	130%	78%
Accumulation units outstanding at the end of the year (in thousands)	1,187	1,385	1,715	1,887	2,093
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	1.64%	1.62%	1.63%	1.67%	1.69%
Net investment income (loss) to average accumulation fund balance	(1.25%)	(1.16%)	(0.90)%	(0.31)%	0.04%
Portfolio turnover rate	101%	103%	143%	139%	94%
Accumulation units outstanding at the end of the year (in thousands)	263	342	475	530	566

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2005

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 2005, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

December 31, 2005

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
December 31, 2005	$6,989,860	$7,323,795	$1,130,222	$1,239,710
December 31, 2004	$8,649,539	$9,013,409	$1,510,790	$1,749,052
December 31, 2003	$6,934,164	$7,071,940	$1,276,070	$1,347,273

At December 31, 2005, net unrealized appreciation of investments in Series Q, amounting to $574,367, consisted of unrealized gains of $923,144 and unrealized losses of $348,777, net unrealized appreciation of investments in Series N, amounting to $98,725, consisted of unrealized gains of $144,135 and unrealized losses of $45,410.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2005	2004	2003
Units outstanding at beginning of year	796,794	825,922	858,770
Units credited to contracts:
Net purchase payments	—	—	729
Units withdrawn from contracts:
Annuity payments	20,372	21,347	24,269
Terminations and withdrawals	8,826	7,781	9,308

Net units withdrawn	29,198	29,128	33,577

Contract units withdrawn in excess of units credited	(29,198)	(29,128)	(32,848)

Units outstanding at end of year	767,596	796,794	825,922

Notes to Financial Statements (continued)

December 31. 2005

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	2005	2004	2003
Units outstanding at beginning of year	135,576	155,878	162,573
Units credited to contracts:
Net purchase payments	23	—	—
Units withdrawn from contracts:
Annuity payments	4,579	4,745	6,634
Terminations and withdrawals	3,516	15,557	61

Net units withdrawn	8,095	20,302	6,695

Contract units withdrawn in excess of units credited	(8,072)	(20,302)	(6,695)

Units outstanding at end of year	127,504	135,576	155,878

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Fund has assets of under $12 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4.	Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by UnumProvident and are not charged to or paid from the Fund.

Audit Fees – Ernst & Young LLP billed UnumProvident $16,100.00 for the audit of the financial statements of the Fund for 2005, and $15,100.00 for the audit of the financial statements of the Fund for 2004.

Audit-Related Fees – The aggregate fees for audit related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2005 and 2004 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2005, and December 31, 2004, were $0.00 and $0.00.

All Other Fees – The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or UnumProvident for such services to the Fund in 2005 and 2004 were $0.00 and $0.00.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of investments is included as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)
Month #2 (identify beginning and ending dates)
Month #3 (identify beginning and ending dates)
Month #4 (identify beginning and ending dates)
Month #5 (identify beginning and ending dates)
Month #6 (identify beginning and ending dates)
Total

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2006.